U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave.
MK-WI-T10
Milwaukee, WI 53202

February 28, 2012

VIA EDGAR TRANSMISSION

Re:	Managed Portfolio Series (the “Trust”)
File Nos.: 333-172080 and 811-22525

Ms. Karen Rossotto
United States Securities and Exchange Commission
Division of Investment Management
100 F. Street N.E.
Washington D.C.  20549

Dear Ms. Rossotto,

Per our conversation, transmitted herewith for filing is the Preliminary Proxy Statement relating to the Special Meeting of Shareholders of the Tortoise MLP & Pipeline Fund, a series of the Trust, as filed on February 24, 2012 (accession number 0000894189-12-000916). As we discussed, we are re-filing this Preliminary Proxy Statement solely to correct a filing error whereby the form cover was inadvertently omitted in the original live submission.  No other changes to the Preliminary Proxy Statement have been made.

The Trust appreciates your cooperation by not extending the review period for this subsequent filing.  We look forward to your comments by March 5, 2012.

If you have any additional questions or concerns, please feel free to contact me at (414) 765-6121.

Sincerely,

/s/Angela L. Pingel

Angela L. Pingel, Esq.
Secretary of Managed Portfolio Series